Events subsequent to December 31, 2018	12 Months Ended
Dec. 31, 2018
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Events subsequent to December 31, 2018

G/ Events subsequent to December 31, 2018

An amended global Immuno-Oncology Discovery and Development Agreement with Regeneron, effective from December 31, 2018, was signed on January 2, 2019 (see Note C.1.).